Investments Accounted for Using the Equity Method (Summarised Statement of Comprehensive Income for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Revenue	¥ 91,962,415	¥ 77,842,906	¥ 80,748,138
Depreciation and amortisation	(1,834,129)	(1,882,260)	(2,044,961)
Interest income	268,379	133,484	49,302
Interest expense	(54,384)	(53,617)	(211,942)
Profit/(loss) from continuing operations	7,852,898	7,778,295	4,237,188
Income tax expense	(1,698,739)	(1,796,822)	(926,777)
Profit/(loss) for the year	6,154,159	5,981,473	3,310,411
Other comprehensive income	(810)	18,213	0
Total comprehensive income	6,153,349	5,999,686	3,310,411
BOC [member]
Disclosure of joint ventures [line items]
Revenue	410,254	370,171	396,176
Depreciation and amortisation	(45,680)	(45,317)	(44,727)
Interest income	503	354	326
Interest expense	(190)	(927)	(4,012)
Profit/(loss) from continuing operations	108,072	66,855	72,778
Income tax expense	(26,803)	(16,370)	(14,392)
Profit/(loss) for the year	81,269	50,485	58,386
Other comprehensive income	0	0	0
Total comprehensive income	81,269	50,485	58,386
Dividends declared by joint venture	44,000	66,250	0
Jinpu [member]
Disclosure of joint ventures [line items]
Revenue	13,848	31,794	118,966
Depreciation and amortisation	(7,452)	(8,463)	(8,498)
Interest income	0	6	50
Interest expense	(533)	(775)	(1,072)
Profit/(loss) from continuing operations	(6,605)	(82,690)	(24,213)
Income tax expense	0	0	0
Profit/(loss) for the year	(6,605)	(82,690)	(24,213)
Other comprehensive income	0	0	0
Total comprehensive income	(6,605)	(82,690)	(24,213)
Dividends declared by joint venture	0	0	0
Yangu Gas [member]
Disclosure of joint ventures [line items]
Revenue	59,883	59,904	68,469
Depreciation and amortisation	(9,829)	(11,612)	(10,952)
Interest income	360	246	169
Interest expense	0	0	(244)
Profit/(loss) from continuing operations	(1,172)	(2,651)	1,830
Income tax expense	0	0	0
Profit/(loss) for the year	(1,172)	(2,651)	1,830
Other comprehensive income	0	0	0
Total comprehensive income	(1,172)	(2,651)	1,830
Dividends declared by joint venture	¥ 0	¥ 1,200	¥ 1,300